Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions				25 Months Ended
	Mar. 15, 2018	Dec. 31, 2016 USD ($)	Sep. 30, 2016 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Mar. 31, 2013 CAD ($)
Disclosure Of Contingent Assets And Liabilities [Line Items]
Damage settlement								$ 2,000,000,000
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering		$ 650		$ 4,000
Underwriting offering, percentage		6.00%
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering		$ 400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering		$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision					$ 0				$ 8,000,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities					0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities					$ 400,000,000
The RRSP of J.T.G v. His Majesty The King [Member] | Part 1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Assessment Payable										$ 139,000,000
The RRSP of J.T.G v. His Majesty The King [Member] | Part XI.1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Reassessment Payable										$ 144,000,000
Salko v. CIBC Investor Services Inc. et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Punitive damages as a percentage of the total sum of fees charged to class members	5.00%
Vaillancourt and Thivierge v. Bank of Montreal, et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage			$ 300
Quantum Biopharma LTD [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Damages payable subject to approval						$ 700
Pozgaj [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Legal settlements payable							$ 26,000,000
Woodard [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Legal settlements payable							$ 11,000,000